Investments	12 Months Ended
Dec. 31, 2020
IFRS Text Block [Abstract]
Investments

Note 6. Investments

As of December 31, 2020 and 2019, current investments with maturity greater than three months but less than twelve months period are carried at amortized cost, and their carrying value is similar to their fair value. The following is a detail of such investments:

Fixed rate
Corporate debt securities	2020		2019
Acquisition cost	Ps.	658	Ps.	1,048
Accrued interest		4		4
Total fixed rate		662		1,052
Variable rate
Corporate debt securities
Acquisition cost		—		11,307
Accrued interest		—		7
Total variable rate		—		11,314
Total investments	Ps.	662	Ps.	12,366